UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC. 20549
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ];           Amendment Number:__
     This Amendment (Check only one):        [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tanya Farrell

Title:     Head of Legal & Compliance

Phone:     +44 207 929 2771

Signature, Place, and Date of Signing:


/s/ Tanya Farrell     London, England     January 26, 2011
-----------------     ---------------     ---------------
Signature             City, State         Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          nil

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $515,206
                                            (thousands)


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRMEDIA GROUP INC               SPONSORED ADR       009411109   31,722 4,604,100 SH       SOLE                4,604,100      0    0
BAIDU INC                        SPON ADR REP A      056752108      270     2,800 SH       SOLE                    2,800      0    0
BONA FILM GROUP LTD              SPONSORED ADS ADDED 09777B107    3,748   686,400 SH       SOLE                  686,400      0    0
CHINA LODGING GROUP LTD          SPONSORED ADR       16949N109    3,237   148,637 SH       SOLE                  148,637      0    0
COMPANHIA DE BEBIDAS DAS AME     SPON ADR PFD        20441W203   74,729 2,408,285 SH       SOLE                2,408,285      0    0
CTRIP COM INTL LTD               AMERICAN DEP SHS    22943F100   51,052 1,262,100 SH       SOLE                1,262,100      0    0
E-COMMERCE CHINA DANGDANG IN SPN ADS COM A ADDED     26833A105   28,237 1,043,100 SH       SOLE                1,043,100      0    0
FOCUS MEDIA HLDG LTD             SPONSORED ADR       34415V109    2,507   114,300 SH       SOLE                  114,300      0    0
ISHARES INC                      MSCI S KOREA        464286772      677    17,330 SH       SOLE                   17,330      0    0
ISHARES INC                      MSCI TAIWAN         464286731      164    16,400 SH       SOLE                   16,400      0    0
ITAU UNIBANCO HLDG SA            SPON ADR REP PFD    465562106   11,150   464,400 SH       SOLE                  464,400      0    0
JA SOLAR HOLDINGS CO LTD         SPON ADR            466090107    5,881   849,800 SH       SOLE                  849,800      0    0
MOBILE TELESYSTEMS OJSC          SPONSORED ADR       607409109   29,844 1,430,000 SH       SOLE                1,430,000      0    0
NEW ORIENTAL ED & TECH GRP I     SPON ADR            647581107   96,302   915,157 SH       SOLE                  915,157      0    0
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR       71654V408    6,240   164,900 SH       SOLE                  164,900      0    0
POSCO                            SPONSORED ADR       693483109   13,687   127,100 SH       SOLE                  127,100      0    0
SOUFUN HLDGS LTD                 ADR                 836034108        1         8 SH       SOLE                        8      0    0
TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR       874039100   27,208 2,169,700 SH       SOLE                2,169,700      0    0
VALE S A                         ADR                 91912E105  115,146 3,330,800 SH       SOLE                3,330,800      0    0
VEECO INSTRS INC DEL             COM                 922417100   13,404   312,000 SH       SOLE                  312,000      0    0
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